CONCENTRATION	12 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATION

NOTE 11– CONCENTRATION

Major customers

Customers who accounted for 10% or more of the Company’s revenues (goods sold and services) and its outstanding balance of accounts receivable are presented as follows:

	For the Year Ended June 30, 2021		As of June 30, 2021
	Revenue	Percentage of total revenue	Accounts receivable	Percentage of total accounts receivable

Customer A	$2,323,869	16%	$0	0%
Customer B	1,931,936	14%	0	0%
Customer C	1,488,695	10%	0	0%
Total	$5,744,500	40%	$0	0%

	For the Year Ended June 30, 2020		As of June 30, 2020

	Revenue	Percentage of revenue	Accounts receivable	Percentage of accounts receivable

Customer A	$3,235,320	16%	$648,786	20%
Customer B	2,168,387	11%	0	0%
Total	$5,403,707	27%	$648,786	20%

Primarily all customers are located in the PRC.

Major suppliers

The suppliers who accounted for 10% or more of the Company’s total purchases (materials and services) and its outstanding balance of accounts payable are presented as follows:

	For the Year Ended June 30, 2021		As of June 30, 2021
	Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A	$1,786,674	18%	$55,820	1%
Supplier B	1,151,483	12%	537,335	11%
Total	$2,938,157	30%	$593,155	12%

	For the Year Ended June 30, 2020		As of June 30, 2020
	Total Purchase	Percentage of total purchase	Accounts payable	Percentage of total accounts payable

Supplier A - related party	$1,630,684	10%	$0	0%
Supplier B	3,053,591	18%	218,709	8%
Total	$4,684,275	28%	$218,709	8%

All suppliers of the Company are located in the PRC.